UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

	Grupo		funds
	Aval’s managed		managed by
December 31, 2025	funds		other entities (Nexus and Pactia)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	5,196,240	Ps.	4,086,202	Ps.	9,282,442
Other account receivables		46,899		—		46,899
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		5,243,139		4,086,202		9,329,341
Grupo Aval’s maximum exposure (1)	Ps.	5,243,139	Ps.	4,086,202	Ps.	9,329,341

(1) Represent 2.67%, respectively of the Grupo Aval’s managed funds total assets.

	Grupo		funds
	Aval’s managed		managed by
December 31, 2024	funds		other entities (Nexus and Pactia)(1)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	4,138,387	Ps.	3,099,853	Ps.	7,238,240
Other account receivables		36,578		107		36,685
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		4,174,965		3,099,960		7,274,925
Grupo Aval’s maximum exposure (2)	Ps.	4,174,965	Ps.	3,099,960	Ps.	7,274,925

(1) Includes the Private Equity Fund Pactia Inmobiliario, as of October 29, 2024, for a value of Ps. 324,220.

(2) Represent 2.22%, respectively of the Grupo Aval’s managed funds total assets.